FIRST INVESTORS EQUITY FUNDS
40 Wall Street
New York, New York 10005
212-858-8000

February 4, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	First Investors Equity Funds

First Investors Equity Income Fund, First Investors Global Fund, First Investors Growth & Income Fund, First Investors International Fund, First Investors Opportunity Fund, First Investors Real Estate Fund, First Investors Select Growth Fund, First Investors Special Situations Fund and First Investors Total Return Fund (“Funds”)

File Nos. 033-46924 and 811-06618

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to the Funds, each a series of First Investors Equity Funds, does not differ from that contained in Post-Effective Amendment No. 79 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on January 28, 2016.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty
Mary Carty Secretary of First Investors Equity Funds